INTANGIBLE ASSETS - Amortization expense (Details) - Amortization - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	¥ 240	¥ 295	¥ 424
Annual estimated amortization expense for intangible assets subject to amortization
2023	186
2024	181
2025	155
2026	51
2027	51
Total	¥ 624